SCHEDULE OF CURRENCY EXCHANGE RATES (Details) - USD [Member]	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Exchange rate	0.7320
Year End Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.7320	0.7580
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.7483	0.7447